Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	8.50%	(1.50%)	(1.50%)
Effect of additional deduction on R&D expense and salary for disabled workers	0.08%	0.87%	(127.75%)
Effect of expenses not deductible for tax purposes	(0.48%)	(0.05%)	1.10%
Valuation allowance recognized with respect to the loss in subsidiaries	(24.60%)	(15.82%)	19.83%
Total			(91.82%)